UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	May 15, 2000

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.
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		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:	$314,270 (X$1,000)

List of Other Included Managers:

	None
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
FORM 13F INFORMATION TABLE
ITEM 1:                      ITEM 2:  ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                      CLASS    CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                       TITLE    NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACTIVE SOFTWARE              COM      00504E-10-2    1,137         17,875.00        SOLE                SOLE
AGILE SOFTWARE CORP.         COM      00846X-10-5    7,400        118,405.00        SOLE                SOLE
ALTEON WEBSYSTEMS            COM      02145A-10-9   13,333        162,598.00        SOLE                SOLE
AMAZON.COM INC.              COM      023136-10-6      324          4,836.00        SOLE                SOLE
AMERICAN HOME PROD. CORP.    COM      026609-10-7    1,084         20,176.00        SOLE                SOLE
AMERICAN INT'L GROUP         COM      026874-10-7    4,326         39,505.50	       SOLE                SOLE
AMERICAN SELECT PORT. INC    COM      029570-10-8    3,884        349,100.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7    4,777        444,386.00        SOLE                SOLE
AMERICAN STRAT INCM PORT II  COM      030099-10-5    7,290        666,500.00        SOLE                SOLE
AMERICAN STRAT PORT INC III  COM      03009T-10-1    3,933        379,100.00        SOLE                SOLE
AMERIPATH INC.               COM      03071D-10-9      246         30,290.00		      SOLE                SOLE
APPNET INC.                  COM      03831Q-10-1    5,311        113,010.00        SOLE                SOLE
ARIBA INC.                   COM      04033V-10-4   20,853         99,480.00        SOLE                SOLE
BAKER FENTRESS & CO.         COM      057213-20-9    4,386        363,615.00        SOLE                SOLE
BRIO TECHNOLOGY INC.         COM      109704-10-6    1,179         31,235.OO        SOLE                SOLE
CALICO COMMERCE              COM      129897-10-4    8,081        104,527.OO        SOLE                SOLE
CLARUS CORP.                 DEL      182707-10-9    4,542         64.311.00        SOLE                SOLE
CONSOLIDATED TOMOKA LP CO.   COM      210226-10-6    3,092        279,494.21        SOLE                SOLE
CORIXA CORP.                 COM      21887F-10-0      246          5,960.00        SOLE                SOLE
CROWN CASTLE INT'L GROUP     COM      228227-10-4    7,422        195.966.00        SOLE                SOLE
DOW JONES & CO.              COME     260561-10-5      282          3,926.00        SOLE                SOLE
EFFICIENT NETWORKS, INC.     COM      282056-10-0    3,731         23,137.00        SOLE                SOLE
E-PIPHANY                    COME     26881V-10-0    2,120         15,871.00        SOLE                SOLE
FANSTEEL INC. DEL            COM      307260-10-9      128         36,432.00		      SOLE                SOLE
FOREST CITY ENTERPRISES INC. CL A     345550-10-7    1,248         42,500.00        SOLE                SOLE
FOUNDRY NETWORKS             COM      35063R-10-0    2,941         20,459.00        SOLE                SOLE
FRANKLIN RESOURCES INC.      COM      354613-10-1      568         17,000.00        SOLE                SOLE
GOLDMAN SACHS                COM      38141G-10-4    1,996         18,961.00        SOLE                SOLE
GOTO.COM                     COM      38348T-10-7    9,054        220,503.00        SOLE                SOLE
H & Q HEALTHCARE FD          SHBENINT 404052-10-2   14,565        544,480.00		      SOLE                SOLE
HILTON HOTELS CORP.          COM      432848-10-9    1,625        209,682.00        SOLE                SOLE
IHOP CORP.                   COM      449623-10-7      640         43,200.00        SOLE                SOLE
KANA COMMUNICATIONS          COM      483600-10-2    2,040         30,000.00        SOLE                SOLE
KEMPER INTER GOV'T TRUST     GOVINCTR 488413-10-5   16,330      2,586,900.00        SOLE                SOLE
MARSH & MCLENNAN COMP. INC.  COM      571748-10-2      221          2,000.00        SOLE                SOLE
MEDITRUST CORP.              PAIR CTF 58501T-30-6      398        219,487.00        SOLE                SOLE
MERCK & CO. INC.             COM      589331-10-7      435          7,010.00        SOLE                SOLE
MORGAN STANLEY ASIA PACIFIC  COM      61744U-10-6   37,531      3,451,100.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   SHBENINT 61745P-10-6   20,721      2,570,100.00        SOLE                SOLE
NEXTEL COMM.                 CL A     65332V-10-3  205,326          1,385.00        SOLE                SOLE
NORTEL NETWORKS CORP.        COM      656659-10-0    3,068         24,350.00        SOLE                SOLE
ORIGINAL 16 TO ONE MINE      COM      686203-10-0       20         22,500.00		      SOLE                SOLE
PHILIP MORRIS COS. INC.      COM      718154-10-7    1,363         64,512.00        SOLE                SOLE
PIVOTAL CORPORATION          COM      72581R-10-6    1,469         45,726.00        SOLE                SOLE
PRIME GROUP REALTY TRUST     SHBENINT 74158J-10-3    4,079        285,000.00        SOLE                SOLE
REDBACK NETWORKS INC.        COM      757209-10-1    1,464          4,881.00        SOLE                SOLE
RHYTHMS NET CONNECTIONS INC. COM      762430-20-5   25,892        835,225.00        SOLE                SOLE
ROYCE FOCUS TRUST            COM      78080N-10-8    4,123        809,438.00        SOLE                SOLE
ROYCE MICRO-CAP. TR INC.     COM      780915-10-4    7,317        705,219.00	       SOLE                SOLE
ROYCE VALUE TRUST INC.       COM      780910-10-5   34,320      2,484,726.00	       SOLE                SOLE
SILICON IMAGES INC.          COM      82705T-10-2    6,868         95,894.00        SOLE                SOLE
STAMPS.COM INC.              COM      582857-10-1      999         51,715.00        SOLE                SOLE
TIBCO SOFTWARE INC.          COM      88632Q-10-3    4,079         50,054.00        SOLE                SOLE
VIANT CORP.                  COM      92553N-10-7    1,978         59,044.00        SOLE                SOLE
VITRIA TECHNOLOGY            COM      92849Q-10-4   19,723        195,640.00        SOLE                SOLE
VOICESTREAM WIRELESS CORP.   COM      928615-10-3      230          1,784.00        SOLE                SOLE
WOLVERINE WORLD WIDE INC.    COM      978097-10-3      151         13,743.00		      SOLE                SOLE
TOTAL COLUMNS                                      314,270     18,572,363.71
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